Common Shares and Warrants (Details) - USD ($)		3 Months Ended		12 Months Ended
		Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2020		Aug. 31, 2019
Equity [Abstract]
Warrant exercise, number of shares	[1]					1,626,513
Warrant exercise, total value	[1]					$ 796,122
Option exercise, number of shares				7,333		430,000
Option exercise, total value		$ 19,030	$ 11,000	$ 30,030		$ 66,250
Private placement, number of Shares				10,689,956	[2]	947,150
Private placement, total Value				$ 2,859,914	[2]	$ 1,515,440
Per agreements, number of shares	[3]			347,222		250,000
Per agreements, total value		$ 100,000		$ 100,000	[3]	$ 234,500	[3]
Total number of shares issued in exercise of options, private placement and per agreements				11,257,178		3,253,663
Total value of shares issued in exercise of options, private placement and per agreements				$ 2,989,944		$ 2,612,312

[1]	Includes 384,212 broker warrants exercised for gross proceeds of $191,742
[2]	Total fees of $221,889 were paid for total net receipt of $2,638,025.
[3]	The Company awarded the restricted common shares as required by consulting contracts.